Annual Total Returns- Alger Responsible Investing Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Responsible Investing Fund - AC - Class Z	2017	2018	2019	2020
Total	27.96%	(1.26%)	34.51%	36.22%